Advances to and Investments in Unconsolidated Affiliates (Schedule Of Aggregated Balance Sheet Information Of Unconsolidated Affiliates) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment In Affiliates [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets	$ 945	$ 893
Property, plant and equipment, net	10,979	10,393
Other assets	2,677	962
Total assets	14,601	12,248
Current Liabilities	1,662	1,548
Non-current liabilities	7,024	5,778
Equity	5,915	4,922
Total liabilities and equity	$ 14,601	$ 12,248